Accounts payable, accruals and other payables - Summary of total accounts payable accruals and other payables (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounts Payable Accruals And other Payable [Line Items]
Accounts payables	$ 6,806,786	$ 5,709,577
Accrued expenses	245,810	2,592,446
Captain payables	732,402	367,436
Salaries payable	269,121	372,034
Credit facility	451,336	158,203
LTRA payable	101,200	78,125
Other payables	120,547	98,745
Total accounts payable accruals and other payables including non current portion of LTRA and excluding non financial items	8,727,202	9,376,566
LTRA payable non-current portion (iv)	(16,867)	(30,850)
Total accounts payable accruals and other current payables excluding non financial items.	8,710,335	9,345,716
Advances from individual customers (e-wallets)		5,690
Total accounts payable, accruals and other payables	8,710,335	9,351,406
Waiver Of Creditor Balances	$ 0	$ 86,911	$ 18,765,248
Borrowings, interest rate	26.20%	27.70%
Undiscounted Outstanding Balance Number Of Instalments | installment	4
Minimum
Accounts Payable Accruals And other Payable [Line Items]
Credit Facility Repayable Term	30 days
Maximum
Accounts Payable Accruals And other Payable [Line Items]
Credit Facility Repayable Term	60 days
Key management
Accounts Payable Accruals And other Payable [Line Items]
Salaries payable	$ 94,007	$ 94,007	$ 94,007